Inventory (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Schedule of Inventory, Current [Table Text Block]
	November 30	August 31
	2017	2017
	$	$
Raw materials	36,040	14,220
Finished goods	30,708	42,266
Work in progress	10,688	10,688
	77,436	67,174

	August 31	August 31
	2017	2016
	$	$
Raw materials	14,220	27,358
Finished goods	42,266	94,349
Work in progress	10,688	13,017
	67,174	134,724

	August 31	August 31
	2016	2015
	$	$

Raw materials	27,358	-
Finished goods	94,349	119,944
Work in progress	13,017	48,042
	134,724	167,986